Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Revenues	$ 6,913	$ 7,013	$ 19,365	$ 21,826	$ 29,227	$ 23,162
Cost of Revenue	2,368	2,069	6,122	5,130	7,022	6,630
Gross Profit	4,545	4,944	13,243	16,696	22,205	16,532
Operating expenses
Research and development	28,144	5,687	42,606	19,965	25,754	26,587
Sales and marketing	57,196	7,155	72,046	23,265	30,381	17,919
General and administrative	100,267	4,715	111,952	16,690	21,347	20,451
Total operating expenses	185,607	17,557	226,604	59,920	77,482	64,957
Loss from operations	(181,062)	(12,613)	(213,361)	(43,224)	(55,277)	(48,425)
Other income (loss):
Other (expense) income, net	(724)	178	(1,070)	125	(19)	567
Change in fair value of warrant liabilities	(11,302)		(11,302)
Income (loss) before provision for income taxes	(193,088)	(12,435)	(225,733)	(43,099)	(55,296)	(47,858)
Provision for income taxes	(34)	(19)	(56)	(58)	(77)	(11)
Net income (loss)	$ (193,122)	$ (12,454)	$ (225,789)	$ (43,157)	$ (55,373)	$ (47,869)
Basic and diluted net income(loss) per share, common stock (in Dollars per share)	$ (2.22)	$ (0.19)	$ (3.05)	$ (0.67)	$ (0.86)	$ (0.81)
Weighted average shares outstanding of common stock, basic and diluted (in Shares)	87,178,432	65,067,942	74,001,217	64,064,424	64,562,000	58,838,000
Software Subscription And Support Revenue
Revenues	$ 6,132	$ 5,958	$ 18,038	$ 18,047	$ 24,701	$ 19,798
Cost of Revenue	2,082	1,252	5,505	3,534	5,393	5,904
Professional Services Revenue
Revenues	781	1,055	1,327	3,779	4,526	3,364
Cost of Revenue	$ 286	$ 817	$ 617	$ 1,596	$ 1,629	$ 726